UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (97.3%)(a)
		Shares	Value

Australia (4.3%)

BHP Billiton PLC		623,412	$13,535,356

Challenger, Ltd.		2,454,426	13,364,890

Origin Energy, Ltd.		776,988	6,659,076

Telstra Corp., Ltd.		2,084,395	10,003,191

			43,562,513
Belgium (1.7%)

Anheuser-Busch InBev NV		141,393	17,295,977

			17,295,977
Brazil (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	12

Global Fashion Holding SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	532,204

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	12

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

			532,233
Canada (0.9%)

Intact Financial Corp.		116,300	8,761,870

			8,761,870
China (3.5%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		88,545	7,370,486

China Mobile, Ltd.		598,500	7,801,424

China Resources Power Holdings Co., Ltd.		4,292,000	10,770,869

Lenovo Group, Ltd.		6,174,000	8,992,890

			34,935,669
France (13.5%)

Air Liquide SA		74,431	9,574,060

Airbus Group NV		188,979	12,279,942

Alcatel-Lucent(NON)		2,359,458	8,929,177

BNP Paribas SA		255,112	15,515,363

Gaztransport Et Technigaz SA		131,586	7,764,855

Natixis SA		1,408,678	10,519,446

Numericable-SFR(NON)		260,847	14,224,725

Sanofi		216,595	21,313,179

Total SA		383,733	19,091,230

Veolia Environnement SA		870,622	16,481,025

			135,693,002
Germany (5.0%)

Henkel AG & Co. KGaA (Preference)		133,765	15,754,717

Siemens AG		141,255	15,292,917

TUI AG		764,844	13,449,967

Zalando SE(NON)		253,926	6,350,961

			50,848,562
India (1.9%)

Axis Bank, Ltd.		756,274	6,761,616

Bharti Infratel, Ltd.		1,195,815	7,366,397

Tata Motors, Ltd.		543,629	4,743,682

			18,871,695
Ireland (2.7%)

Bank of Ireland(NON)		21,836,733	8,282,742

Kerry Group PLC Class A		156,809	10,532,104

Smurfit Kappa Group PLC		302,806	8,497,262

			27,312,108
Italy (3.4%)

Luxottica Group SpA		178,663	11,342,934

Telecom Italia SpA RSP		13,427,700	12,628,130

Unione di Banche Italiane ScpA		1,258,458	9,824,056

			33,795,120
Japan (20.3%)

Astellas Pharma, Inc.		803,500	13,166,653

Daikin Industries, Ltd.		125,700	8,418,990

Japan Airlines Co., Ltd.(UR)		328,500	10,239,035

Japan Tobacco, Inc.		619,000	19,557,870

KDDI Corp.		392,400	8,890,264

LIXIL Group Corp.		329,800	7,823,469

Mitsubishi Corp.		623,300	12,565,306

Murata Manufacturing Co., Ltd.		55,700	7,673,780

NSK, Ltd.		642,000	9,393,506

Panasonic Corp.		1,083,600	14,227,126

Sumco Corp.(S)		419,700	7,058,412

Sumitomo Mitsui Financial Group, Inc.		514,600	19,719,097

Tokyo Gas Co., Ltd.		2,981,000	18,774,154

Toshiba Corp.		1,419,000	5,957,080

Toyota Motor Corp.		450,200	31,420,160

Yamaha Motor Co., Ltd.		371,900	8,980,956

			203,865,858
Netherlands (4.0%)

Akzo Nobel NV		133,116	10,077,532

ING Groep NV GDR(NON)		1,059,716	15,543,250

Unilever NV ADR		362,912	15,181,997

			40,802,779
New Zealand (1.3%)

Spark New Zealand, Ltd.		5,869,731	13,031,527

			13,031,527
Norway (1.3%)

DNB ASA		792,872	12,761,791

			12,761,791
Singapore (1.8%)

Ezion Holdings, Ltd.		7,968,200	6,232,528

United Overseas Bank, Ltd.		709,000	11,869,169

			18,101,697
South Korea (1.9%)

Coway Co., Ltd.		90,663	7,459,974

Samsung Electronics Co., Ltd.		8,681	11,253,202

			18,713,176
Spain (3.7%)

Acerinox SA		466,826	7,831,867

Atresmedia Corporacion de Medios de Comunicacion SA		445,252	6,725,924

Banco Bilbao Vizcaya Argentaria SA (Rights)(NON)		521,395	75,124

Banco Bilbao Vizcaya Argentaria SA		521,395	5,261,860

Grifols SA ADR		208,907	6,854,239

International Consolidated Airlines Group SA(NON)		1,213,023	10,843,784

			37,592,798
Sweden (2.8%)

Assa Abloy AB Class B		219,317	13,071,564

Com Hem Holding AB(NON)		1,171,757	9,507,768

Intrum Justita AB		190,864	5,361,804

			27,941,136
Taiwan (0.7%)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR		287,447	6,749,256

			6,749,256
United Arab Emirates (0.7%)

Dubai Islamic Bank PJSC(NON)		4,206,680	7,092,938

			7,092,938
United Kingdom (20.0%)

Associated British Foods PLC		289,539	12,096,411

AstraZeneca PLC		348,477	23,891,624

BAE Systems PLC		927,030	7,187,323

Compass Group PLC		703,105	12,211,412

Fiat Chrysler Automobiles NV(NON)		494,581	8,041,220

Genel Energy PLC(NON)		677,771	4,727,637

Kingfisher PLC		1,877,652	10,595,881

Liberty Global PLC Ser. C(NON)		123,400	6,146,554

Metro Bank PLC (acquired 1/15/14, cost $2,770,188) (Private)(F)(RES)(NON)		130,140	2,741,305

Persimmon PLC		539,023	13,290,598

Prudential PLC		715,831	17,724,125

Regus PLC		2,782,494	8,980,483

Shire PLC		137,802	10,958,062

St James's Place PLC		616,966	8,536,935

Telecity Group PLC(S)		629,273	8,163,730

Thomas Cook Group PLC(NON)		4,902,133	10,558,616

TSB Banking Group PLC(NON)		1,537,087	7,625,115

Vodafone Group PLC		4,250,730	13,891,562

WPP PLC		592,758	13,442,808

			200,811,401
United States (1.8%)

Google, Inc. Class C(NON)		16,396	8,985,008

Tyco International PLC		211,518	9,107,965

			18,092,973

Total common stocks (cost $873,248,038)			$977,166,079

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
1.000%, September 30, 2019(i)		$116,000	$114,411
2.125%, December 31, 2021(i)		14,000	14,465
1.000%, May 31, 2018(i)		385,000	386,725
2.625%, August 15, 2020(i)		12,000	12,758

Total U.S. treasury Obligations (cost $528,359)			$528,359

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	8,575,601	$8,575,601

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	18,149,494	18,149,494

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	990,000	990,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 16, 2015		$489,000	488,996

U.S. Treasury Bills with an effective yield of 0.01%, April 2, 2015		210,000	210,000

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEGSF)		221,000	220,997

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)		480,000	479,997

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGSF)		30,000	29,996

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		670,000	669,993

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, May 21, 2015(SEGSF)		1,515,000	1,514,973

Total short-term investments (cost $31,330,041)			$31,330,047

TOTAL INVESTMENTS

Total investments (cost $905,106,438)(b)			$1,009,024,485

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $266,950,055) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	4/15/15	$8,322,454	$8,811,392	$(488,938)
	Euro	Buy	6/17/15	2,856,889	2,972,757	(115,868)
	Hong Kong Dollar	Sell	5/20/15	258,593	258,544	(49)
	Swiss Franc	Buy	6/17/15	13,163,841	13,373,776	(209,935)
Citibank, N.A.
	Australian Dollar	Sell	4/15/15	3,059,245	3,124,682	65,437
	Danish Krone	Buy	6/17/15	16,570,840	17,220,163	(649,323)
	Japanese Yen	Sell	5/20/15	11,166,144	11,202,377	36,233
Credit Suisse International
	Australian Dollar	Sell	4/15/15	2,474,444	2,793,270	318,826
	Euro	Sell	6/17/15	9,241,780	9,652,554	410,774
	New Zealand Dollar	Sell	4/15/15	5,848,994	6,121,863	272,869
	Norwegian Krone	Sell	6/17/15	2,512,206	2,624,968	112,762
	Swiss Franc	Buy	6/17/15	16,657,325	16,942,921	(285,596)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	1,395,485	1,470,657	75,172
	British Pound	Buy	6/17/15	4,258,854	4,728,728	(469,874)
	Euro	Sell	6/17/15	15,721,283	16,421,881	700,598
	New Zealand Dollar	Sell	4/15/15	6,923,206	7,068,673	145,467
HSBC Bank USA, National Association
	British Pound	Sell	6/17/15	7,950,010	8,238,203	288,193
	Euro	Sell	6/17/15	10,248,397	10,701,275	452,878
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	4/15/15	2,678,052	2,873,856	(195,804)
	Euro	Sell	6/17/15	13,179,985	13,768,288	588,303
	Japanese Yen	Buy	5/20/15	1,343,772	1,341,099	2,673
	Norwegian Krone	Sell	6/17/15	3,048,735	3,185,230	136,495
	Singapore Dollar	Sell	5/20/15	4,190,494	4,300,580	110,086
	South Korean Won	Sell	5/20/15	18,829,607	19,207,404	377,797
	Swedish Krona	Buy	6/17/15	1,462,458	1,508,021	(45,563)
	Swiss Franc	Buy	6/17/15	13,667,467	13,870,003	(202,536)
State Street Bank and Trust Co.
	Euro	Sell	6/17/15	11,664,140	12,180,555	516,415
	Israeli Shekel	Buy	4/15/15	5,544,136	5,591,101	(46,965)
	Swiss Franc	Buy	6/17/15	15,160,693	15,421,195	(260,502)
UBS AG
	British Pound	Sell	6/17/15	607,878	857,341	249,463
	Euro	Sell	6/17/15	14,645,995	15,229,455	583,460
	Swiss Franc	Buy	6/17/15	13,653,944	13,887,243	(233,299)

Total						$2,239,649

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,004,195,812.
(b)	The aggregate identified cost on a tax basis is $905,257,531, resulting in gross unrealized appreciation and depreciation of $147,091,166 and $43,324,212, respectively, or net unrealized appreciation of $103,766,954.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $3,273,538, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,617,967	$214,682,175	$198,150,648	$6,865	$18,149,494
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $8,575,601, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,147,102.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 109,000 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $1,180,411 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	19.3%
	Financials	18.1
	Industrials	13.6

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,063,351 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,362,443 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $873,994 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$43,562,513	$—
Belgium	—	17,295,977	—
Brazil	—	—	532,233
Canada	8,761,870	—	—
China	7,370,486	27,565,183	—
France	—	135,693,002	—
Germany	—	50,848,562	—
India	—	18,871,695	—
Ireland	—	27,312,108	—
Italy	—	33,795,120	—
Japan	—	203,865,858	—
Netherlands	—	40,802,779	—
New Zealand	—	13,031,527	—
Norway	—	12,761,791	—
Singapore	—	18,101,697	—
South Korea	—	18,713,176	—
Spain	6,854,239	30,738,559	—
Sweden	—	27,941,136	—
Taiwan	6,749,256	—	—
United Arab Emirates	—	7,092,938	—
United Kingdom	6,146,554	191,923,542	2,741,305
United States	18,092,973	—	—
Total common stocks	53,975,378	919,917,163	3,273,538
U.S. treasury obligations	—	528,359	—
Short-term investments	19,139,494	12,190,553	—

Totals by level	$73,114,872	$932,636,075	$3,273,538

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,239,649	$—

Totals by level	$—	$2,239,649	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,443,901	$3,204,252

Total	$5,443,901	$3,204,252

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$326,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$—	$101,670	$ 1,115,231	$921,237	$741,071	$1,215,354	$516,415	$832,923	$5,443,901

	Total Assets	$—	$101,670	$1,115,231	$921,237	$741,071	$1,215,354	$516,415	$832,923	$5,443,901

	Liabilities:
	Forward currency contracts#	814,790	649,323	285,596	469,874	—	443,903	307,467	233,299	3,204,252

	Total Liabilities	$814,790	$649,323	$285,596	$469,874	$—	$443,903	$307,467	$233,299	$3,204,252

	Total Financial and Derivative Net Assets	$(814,790)	$(547,653)	$829,635	$451,363	$741,071	$771,451	$208,948	$599,624	$2,239,649
	Total collateral received (pledged)##†	$(484,000)	$(389,994)	$661,244	$170,000	$528,359	$690,000	$—	$532,107
	Net amount	$(330,790)	$(157,659)	$168,391	$281,363	$212,712	$81,451	$208,948	$67,517

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015